Going Concern (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Going Concern (Textual)
Net loss	$ (4,703,448)	$ (983,097)	$ (5,383,179)	$ (1,544,504)	$ (5,244,915)	$ (7,670,624)
Net cash used in operations			(1,564,405)	336,763	(66,051)	(856,499)
Working capital deficit					$ 1,291,209